Fair value of financial assets and liabilities - Reconciliation of Level 3 fair value measurements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Fair value of financial assets and liabilities [Line Items]
Financial assets	€ 8,154		€ 6,445
Financial liabilities	9,585		8,118
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial liabilities	318		354		€ 409
Assumed in a Business Combination	70
Utilizations	(15)		44
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(93)		(35)
Financial income and expenses	6	[1]	14
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(6)	[2]	4	[3]
Financial liabilities recognised as of acquisition date			6
Financial assets, class [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets	411		212
Purchases, fair value measurement, assets	127		54
Sales, fair value measurement, assets	60		24
Financial income and expenses	129	[1]	2
Gains (losses) recognised in other comprehensive income, fair value measurement, assets	(8)	[2]	(120)	[3]
Receivables Held To Collect And Sell	€ 11		€ 46
Financial assets, class [member] | Level 3 of fair value hierarchy [member] | IFRS 9 [Member]
Fair value of financial assets and liabilities [Line Items]
Financial assets					€ 255

[1]	Refer to Financial income and expenses for details.
[2]	Includes translation differences
[3]	Includes translation differences